Sanctions	12 Months Ended
Dec. 31, 2018
Sanctions [Abstract]
Sanctions

38.  SANCTIONS

The following Group companies have received fines from administrative authorities:

Subsidiaries

1.	Edesur (Empresa Distribuidora del Sur S.A.)

As of December 31, 2018, in view of the pending sanctions imposed by the National Electricity regulator (ENRE) starting in the period that began on October 1, 2018, Edesur has been sanctioned: (i) on 4 occasions for street safety violations in the total sum of Ar$220,453,759  (US$5,852,544), and (ii) on two occasions for violation of commercial quality standards in the total sum of Ar$2,831,196  (US$75,162). In the case of the sanctions for street safety violations, these have been appealed before the ENRE, and the investigation is presently being substantiated. In the case of the commercial quality sanctions, and considering that the deadline to appeal expires after the date of this report, they are the same that have been challenged before the regulator.

2.	Enel Generación Costanera S.A. (formerly Endesa Costanera)

As of December 31, 2018, an appeal against a fine imposed by the Federal Administration of Public Revenues ("AFIP") during 2015 for Ar$58,480 (approximately US$1,553) is pending. Likewise, together with said sanction, the payment of a tax difference of Ar$9,746.63 (approximately US$259) was ordered for violation of article 970 of the Customs Code. Said sanction was appealed and is pending resolution, since the return of the temporary export was fulfilled in a legal time and manner, a circumstance that it proved with the presentation of the corresponding support documentation.

3.	Enel Distribución Río (Ampla Energia e Serviços S.A, or “Ampla”)

In 2018, the São Gonçalo Municipal Secretariat for the Environment issued a notice of violation against Enel Distribución Río amounting to R$47.0 million for alleged “air, water and soil pollution caused by the discarding and burning of irregularly disposed waste”. Enel Distribución Río has filed an administrative appeal against the fine which has not been resolved to date. As of December 31, 2018 the amount involved in the fine was ThR$47.0  (ThUS$12,130).

Tax sanctions: On August 13, 2018, the company received two sanctions by the Río de Janeiro state tax authority for regulatory violations (obligations to register purchase invoices and tax files). The sum of 70,000 euros (US$81,092) has been paid.

The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2018, the amount involved is ThR$4,126  (ThUS$1,065).

4.	Enel Distribución Ceará (Companhia Energetica do Ceará, or “Coelce”)

In 2012, the Brazilian Electricity Regulatory Agency (ANEEL) imposed a fine of R$20.6 million on Enel Distribución Ceará for alleged errors in the records of the company’s asset base. Enel Distribución Ceará appealed against the fine which has been reduced to R$11.2 million. Considering the need to legalize the company’s status with the ANEEL, Enel Distribución Ceará paid the fine and filed a lawsuit for the fine’s total nullification. The lawsuit is pending resolution. A favorable decision would result in an updated refund of the amount paid by Enel Distribución Ceará. As of December 31, 2018 the amount involved in the fine was MR$20.7  (ThUS$5,331).

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is now awaiting a decision. As of December 31, 2018, the amount involved is ThR$299.4  (US$77,249).

5.	Enel Distribución Goiás (CELG Distribuição S.A.)

In 2016, ANEEL imposed a fine of R$61.0 million on Enel for non-fulfilment of a sectorial obligation (linked to the Account for the Development of Energy (Conta de Desenvolvimento Energético or CDE). Enel filed an appeal against the fine that has not yet been resolved to date. As of December 31, 2018 the amount involved in the fine was MR$32.7 (ThUS$8,437).

6.	Eletropaulo (commercially known as Enel Distribución Sao Paulo)

ANEEL fined Eletropaulo for alleged errors in the records of the company’s asset base. Eletropaulo filed an appeal which was dismissed. Eletropaulo filed a lawsuit seeking the total nullification of the fine. The judge rendered a decision rejecting Eletropaulo’s claim, and Eletropaulo has lodged an appeal with the court of second instance, which to date is pending resolution. As of December 31, 2018 the amount involved in the fine was MR$177.7  (ThUS$45,855).

ANEEL fined Eletropaulo for alleged formal inconsistencies of asset accounting records. Eletropaulo asserted that the errors have not generated any negative practical consequences for tariffs, and even less for the service provided by the company. Eletropaulo’s administrative appeal was dismissed, so Eletropaulo filed a lawsuit for the total nullification of the fine, for which there has not yet been any first instance decision to date. As of December 31, 2018, the amount involved in the fine was MR$88.4  (ThUS$22,822).

ANEEL fined Eletropaulo for alleged formal inconsistencies (in 2012) of records of consumer supply quality indices (PRODIST 8), as well as the payment of compensation to consumers for non-compliance with these indices (DIC, FIC and DMIC). Eletropaulo filed an administrative appeal and is awaiting the decision of ANEEL’s Board of Directors. As of December 31, 2018, the amount involved in the fine was MR$23.4  (ThUS$6,029).

ANEEL fined Eletropaulo for alleged formal inconsistencies (in 2015) of records of consumer supply quality indices (PRODIST 8), as well as the payment of compensation to consumers for non-compliance with these indices (DIC, FIC and DMIC). Eletropaulo has filed an administrative appeal and is awaiting the decision of ANEEL’s Board of Directors. As of December 31, 2018 the amount involved in the fine was MR$23.3  (US$6,016).

On December 4, 2018, ANEEL fined Eletropaulo for customer service quality issues. On December 12, 2018, Eletropaulo filed an administrative appeal against the sanction and is awaiting the analysis and decision of ANEEL’s Electric Services Oversight Authority (SFE). As of December 31, 2018 the amount involved in the fine was MR$38.5  (ThUS$9,941).

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2018, the amount involved is ThR$44,796  (ThUS$11,558).

7.	Enel Green Power Cachoeira Dourada S.A.

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2018, the amount involved is ThR$999.6  (ThUS$258).

8.	Enel CIEN S.A.

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is awaiting a decision. As of December 31, 2018, the amount involved is ThR$80.3  (US$20,718).

9.	Enel Generación Fortaleza (Central Geradora Termoelétrica Fortaleza S.A.)

Tax sanctions: The company was fined upon being denied authorization to offset federal taxes. The Brazilian Tax Authority has been imposing isolated fines for 50% of the value of the offset that is requested and denied by the authority. The company filed its administrative defense against the fines and is now awaiting a decision. As of December 31, 2018, the amount involved is ThR$1,924  (US$496,416.

10.	Enel Distribución Perú S.A.A. (formerly Edelnor)

As of December 31, 2018, Enel Distribución Perú has incurred the following tax penalties:

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As part of a corporate tax audit procedure for the 2006 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$2,451,254 (US$725,223), by way of annual corporate tax, whose default interest as of the payment date amounted to PS$2,264,959 (US$670,106). It should be noted that the imposition of this penalty is being challenged in the Supreme Court of Justice.

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As part of a corporate tax audit procedure for the 2007 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$2,424,073 (US$717,181), by way of income tax, whose current default interest amounts to PS$2,964,862 (US$877,178). Similarly, SUNAT issued Notices of Penalty to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for 2007 corporate tax, which amounted to PS$2,150,442 (US$636,225), whose current default interest to date amounts to PS$2,853,727 (US$844,298). It should be noted that the imposition of these penalties is being challenged in the TF (the administrative court of last instance).

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As part of a corporate tax audit procedure for the 2008 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$2,591,405 (US$767,575) by way of annual corporate tax, whose current default interest to date amounts to PS$2,696,593 (US$797,809). Similarly, SUNAT issued Notices of Penalty to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2008 corporate tax, which amounted to PS$2,631,295 (US$778,490), whose current default interest to date amounts to PS$3,046,048 (US$901,198). It should be noted that the imposition of these penalties is being challenged in the TF.

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As part of a corporate tax audit procedure for the 2009 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$616,333 (US$182,347) by way of annual corporate tax, whose default interest as of the payment date amounted to PS$400,616 (US$118,525). Similarly, SUNAT issued Notices of Penalty to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2009 corporate tax, which amounted to PS$1,538,153 (US$455,075), whose default interest as of the payment date amounted to PS$1,595,377 (US$472,005). It should be noted that the imposition of these penalties is being challenged in the TF.

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As part of a corporate tax audit procedure for the 2010 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$500,298 (US$148,017) by way of annual corporate tax, whose default interest as of the payment date amounted to PS$314,788 (US$93,133). Similarly, SUNAT issued Notices of Penalty to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2010 corporate tax, which amounted to PS$374,545 (US$110,812), whose default interest as of the payment date amounted to PS$422,876 (US$125,111). It should be noted that the imposition of these penalties is being challenged in the TF.

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As part of a corporate tax audit procedure for the 2011 fiscal year, SUNAT issued a Notice of Penalty to Enel Distribución Perú by means of which it imposed a fine of PS$507,761 (US$150,225) by way of annual corporate tax, whose default interest as of the payment date amounted to PS$317,452 (US$93,921). Similarly, SUNAT issued Notices of Penalty to Enel Distribución Perú by means of which it imposed fines for omissions in the advances for the periods from January to December for the 2011 corporate tax, which amounted to PS$593,147 (US$175,487), whose default interest as of the payment date amounted to PS$425,908 (US$126,008). It should be noted that the imposition of these penalties is being challenged in the TF.

11.	Enel Generación Perú S.A.A. (formerly Edegel S.A.A.)

As of December 31, 2018, Enel Generación Perú has incurred the following tax penalties:

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As part of a corporate tax audit procedure for the 1999 fiscal year, SUNAT issued a Notice of Penalty to Enel Generación Perú by means of which it imposed a fine of PS$2,076,888 (US$614,464) by way of annual corporate tax, whose default interest as of the payment date amounted to PS$10,501,965 (US$3,107,090). It should be noted that the imposition of this penalty is being challenged in the judicial courts.

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As part of a corporate tax audit procedure for the 2000 and 2001 fiscal years, SUNAT issued a Notice of Penalty to Enel Generación Perú by means of which it imposed a fine by way of corporate tax for the year 2000. Taking into account various payments made and the reassessment made by SUNAT, to date, this penalty amounts to PS$6,460,523 (US$1,911,397), and the default interest to date amounts to PS$14,636,762 (US$4,330,403). Enel Generación Perú is currently challenging the recalculation of the fine at the TF and the substantive matter in the judicial courts. It is noted that PS$7,928,535 (US$2,345,720) have been duly paid.

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As part of a corporate tax audit procedure for the 2007 fiscal year, SUNAT issued Notices of Penalties to Enel Generación Perú by means of which it imposed fines for omissions in the advances for the periods from March to December for the 2007 corporate tax, which amounted to PS$4,338,344 (US$1,283,534), whose current default interest to date amounts to PS$5,757,637 (US$1,703,443). It should be noted that the imposition of these penalties is being challenged in the TF.

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As part of an audit procedure for the Ad Valorem General Sales Tax (IGV) and Municipal Promotion Tax (IPM) on imports for 2008 and 2009, SUNAT issued a Notice of Penalty to Enel Generación Perú by means of which it imposed a fine of PS$2,974,314 (US$879,974.5) (customs fines were settled in dollars). It should be noted that the imposition of this penalty is being challenged in the judicial courts, for which PS$5,832,129 (US$1,725,482) had to be paid, and its default interest as of the payment date amounted to PS$3,395,224 (US$1,004,504). It should be noted that the full amount of the tax due related to the above-mentioned Notice of Penalty was not paid since part of it was prescribed.

12.	Enel Perú S.A.C. (formerly Generandes)

As of December 31, 2018, Enel Perú has incurred the following tax penalties:

As part of an audit procedure for corporate tax and IGV for fiscal year 2000, SUNAT issued a Notice of Penalty to Enel Perú by means of which it imposed a fine of PS$2,920,104 (US$863,936) by way of annual corporate tax and whose default interest as of the payment date amounted to PS$14,053,695 (US$4,157,898). Similarly, SUNAT issued Notices of Penalty to Enel Perú by means of which it imposed fines of PS$1,771,933 (US$524,241) for the improper application of the IGV for the periods of April,  June and October 2000, whose default interest as of the payment date amounted to PS$10,231,619 (US$3,027,106). It should be noted that the imposition of these penalties is being challenged in the judicial courts.

13.	Enel Generación Piura (formerly EEPSA)

As of December 31, 2018, Enel Generación Piura has incurred the following tax penalties:

As part of a tax audit procedure for the IGV and IPM on imports for the 2011 fiscal year, SUNAT issued a Notice of Penalty to Enel Generación Piura by means of which it imposed a penalty of PS$6,868,256 (US$2,032,028), whose current default interest to date amounts to PS$5,326,715 (US$1,575,951). It should be noted that the imposition of this penalty is being challenged in the TF, and a provision has been created in the amount of PS$12,194,971 (US$3,607,980).

14.	Emgesa
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The ANLA confirmed the penalty imposed on Emgesa amounting to CP$2,503,258,650 (US$770,826), for the alleged non-compliance with the Environmental License, in relation to the removal of wood and biomass resulting from the exploitation for forestry purposes of the reservoir basin of the El Quimbo Hydroelectric Project. A lawsuit for annulment and restoration of rights has been filed and is awaiting decision.

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The CAM ruled on the appeal filed against Resolution No. 2239 of July 29, 2016, in which a penalty of CP$758,864,176 (US$233,676) was imposed on Emgesa for infringement of environmental regulations. The decision held that Emgesa’s activities were undertaken without a prior environmental permit as established by law (Opening of the road above the 720 level of the El Quimbo-PHEQ Hydroelectric Project). The fine was reduced to CP$492,007,073 (US$151,503) A request for conciliation was filed to exhaust the procedural requirement and a lawsuit for annulment and restoration of rights has been filed and is awaiting decision.

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ENVIRONMENTAL AUTHORITY (CAM): The Regional Autonomous Corporation (CAR) imposed three (3) penalties consisting of a fine of CP$50,670 (approximately US$15.6) each, the following are the resolutions and the facts for which they sanction us :

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RESOLUTION No. 3590 of November 10, 2016: CAM sanctioned the Company for not having the discharge permit for the Montea resettlement, the sanction is for CP$50,670 (approximately US$15.6). There was a demand for Nullity and Restoration of the right and it is pending pronouncement.

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RESOLUTION No. 3653 of November 10, 2016: CAM sanctioned the Company for not having the discharge permit for the resettlement of Santiago and Palacios, the sanction is for CP$50,670 (approximately US$15.6). There was a demand for Nullity and Restoration of the right and it is pending pronouncement.

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RESOLUTION No. 3816 of November 10, 2016: CAM sanctioned the Company for not having the discharge permit for the resettlement of Santiago and Palacios, the sanction is for CP$50,670 (approximately US$15.6). There was a demand for Nullity and Restoration of the right and it is pending pronouncement.

-	Vehicle Tax. Imposed on vehicles sold without transfer to buyer. Amount of fine was CP$713,000 (US$220).
15.	Codensa
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On February 12, 2018, the Superintendency of Public Services, within the file No. 2016240350600061E, imposed a fine of CP$ 15,624,840 (US $ 4,811) on Codensa S.A. ESP. Considering that the company’s failure to provide the service was because the estimated regulatory compensations for 1 user of the service exceeded the invoiced distribution charge for the respective month. The sanction imposed was appealed in replacement before the same SSPD and is awaiting resolution of the aforementioned appeal.

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On February 28, 2018, the Superintendency of Public Services, within file No. 2015240350600113E, decided to impose a fine of CP$ 62,499,360 (US $ 19,245) on Codensa S.A. ESP. Considering that the company’s failure to provide the service was because the estimated regulatory compensations for 10 users of the service exceeded the invoiced distribution charge for the respective month. The sanction imposed was appealed in replacement before the same SSPD and is awaiting resolution of the aforementioned appeal.

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On April 12, 2018, the Superintendency of Public Services, within file No. 2015240350600082E, decided to fine Codensa S.A. with a fine of CP$ 15,624,840 (US $ 4,811). ESP., Considering that the company’s failure to provide the service because the estimated regulatory compensations for 1 user of the service exceeded the invoiced distribution charge for the respective month. The sanction imposed was appealed in replacement before the same SSPD and is awaiting resolution of the aforementioned appeal.

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On June 30, 2017, Codensa was notified of a decision in which the Superintendency of Industry and Commerce (SIC) fined Codensa CP$241,309,250  (US$74,306) on the basis of a complaint filed by Mrs. Claudia Milena Muñoz Triviño. The decision held that Codensa violated the Colombian personal data protection regime by publishing personal information referring to the complainant (her residence address) on Twitter. On December 13, 2017, the SIC issued a decision of October 4, 2017 by which it resolved the appeals filed against the initial decision, confirming the fine. On December 20, 2017, the fine was paid. An action for nullification and restoration of rights has been filed and is awaiting decision.

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By order No. 26346 of March 15, 2018 the SIC imposed a fine of $ 37,834,434 (US $ 11,650) on Codensa, for 339 days of delay in payment for compensation for defective product to a customer . An appeal for reconsideration was filed against the order that imposed the sanction and Codensa is waiting for the Authority to resolve this appeal.

-	Vehicle Tax. Special requirement for value correction valued vehicle. The amount of fine plus interest was CP$229,000 (US $ 71).
-	Lighting tax. Codensa received a fine for provision of information to the Municipality of Itagüí. The amount of the fine was CP$179,624,170 (US$55,312).
-	Manta retention 2017 and 2018. Extemporaneity Retentions in municipality. The amount of fine was CP$ 1,607,000 (US $ 495).
-	Auto retention ICA ANAPOIMA I and II BIM 2018. Extemporaneity in declarations by change of periodicity in municipal agreement. The amount of fine was CP$ 6,325,000 (US$1,947.65).
16.	Sociedad Portuaria Central Cartagena (SPCC):

On July 12, we were notified of the Resolution in which the Superintendence of Ports and Transport confirmed, in the instance of reinstatement, a sanction imposed on SPCC for not reporting the information referred to in Circular 88 of 2016, regarding the vehicle service capacity per day and the storage capacity of each port operation. The amount of the sanction is CP$18,442,925 (US$5,679). Appeal for reinstatement and subsidy of appeal was filed, and in this appeal the sanction was confirmed. Action of Nullity and Restoration of the right was filed and is awaiting a ruling.

In relation to the sanctions described above, the Group has set up provisions for ThUS$40,697 as of December 31, 2018 (see Note 25). Although there are other sanctions that also have associated provisions but are not described in this note because they individually represent small amounts, the Administration considers that the provisions recorded adequately cover the risks for sanctions, so they do not expect them additional liabilities to be released to those already registered.